Interests in Resource Properties - exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	$ 273,250
Ending balance	270,070	$ 273,250
Hydrocarbon Probable Reserves
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	12,367	12,367
Additions	0	0
Disposal	0	0
Ending balance	12,367	12,367
Hydrocarbon Undeveloped lands
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	4,640	9,335
Additions	0	0
Disposal	0	(4,695)
Ending balance	$ 4,640	$ 4,640